TAXES PAYABLE	12 Months Ended
Dec. 31, 2016
Taxes Payable, Current [Abstract]
Taxes Payable Current [Text Block]
11.	TAXES PAYABLE

Taxes payable consist of the following:

	December 31,
	2016	2015
Value added tax	$-	$11,896
Enterprise income tax	-	97,299
Employee withholding taxes	-	3,727
City construction tax	-	595
Other levies	-	595
Taxes payable	-	114,112
Less: taxes refund from discontinued operations	-	(683)
Taxes payable from continuing operations	$-	$113,429